Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of products and services [line items]
Sales revenue	¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	2,742,572	2,066,557	1,658,871
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	166,411	118,696	128,412
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	12,093,972	10,582,764	9,746,374
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,453,645	1,385,401	1,315,125
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	360,385	294,577	257,237
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 90,740	¥ 104,701	¥ 64,500